Common Stock	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Common Stock

NOTE 8 – COMMON STOCK

In 2012, 53,446,582 common shares were issued for $1,514,200 in principal and $28,699 in accrued interest on the convertible notes discussed in Note 7 above.

In 2012, 4,345,000 shares of common stock were issued for $343,000 in principal on the promissory note discussed in Note 6 above.

In 2012, 250,000 shares of common stock were issued for services valued at $47,600.

In 2012, 25,497,619 shares of common stock were issued for $637,440 in accrued expenses.

In 2012, 7,200,000 shares of common stock were issued for $180,000 in principal and interest of the note payable.

In 2012, 4,249,340 shares of common stock were issued for $106,234 in principal on the related parties’ notes payable.

On December 21, 2012 the Company changed the par value of the Company’s common stock from $0.001 per share to $0.0000000001 per share.

In 2011, 100,000 common shares were issued as part of the settlement payment of $60,000.

In 2011, 652,529 common shares were issued for conversion of Promissory notes for $652,527 in principal.

In 2011, 779,547 common shares were issued for conversion of the convertible note for $140,000 in principal.

In 2011, 50,000 common stock shares were issued as a royalty payment of $20,000 for rent on behalf of the Company’s subsidiary, Nevada Rae Gold.